Annual Total Returns - Fidelity Freedom® 2015 Fund [BarChart] - 03.31 Fidelity Freedom Funds Retail Combo PRO-17 - Fidelity Freedom® 2015 Fund - Fidelity Freedom 2015 Fund - Retail Class	Jul. 15, 2022
Bar Chart Table:
Annual Return 2012	10.68%
Annual Return 2013	11.88%
Annual Return 2014	5.17%
Annual Return 2015	(0.34%)
Annual Return 2016	7.04%
Annual Return 2017	14.28%
Annual Return 2018	(4.42%)
Annual Return 2019	16.28%
Annual Return 2020	12.42%
Annual Return 2021	7.26%